Organization and Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended		88 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Impairment of patent	$ 0	$ 0	$ 537,631
Finite-Lived Intangible Asset, Useful Life	12 years
Common Stock, Par or Stated Value Per Share	$ 0.001		$ 0.001
Preferred Stock, Par or Stated Value Per Share	$ 0.01		$ 0.01